Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Supplement [Text Block]	lmpet_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MAY 12, 2014
TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND, EACH DATED FEBRUARY 1, 2014

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Summary Prospectus and Prospectus:

Effective June 30, 2014, the fund will be renamed QS Batterymarch Managed Volatility International Dividend Fund.

Effective June 16, 2014, the sections of the Summary Prospectus and the Prospectus titled “Principal investment strategies” are replaced with the following text:

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund invests substantially all of its assets in securities of non-U.S. issuers, including issuers in emerging markets, and may invest in issuers of any market capitalization.

The subadviser typically emphasizes investments in stocks expected to pay dividends and favors stocks with lower volatility characteristics as identified by its proprietary security risk assessment process. Dividend-paying stocks are identified by using a combination of historical dividend payments and future dividend estimates from third party analyst databases, as available.

The subadviser pursues the fund’s investment objectives by implementing an investment strategy that utilizes proprietary quantitative investment models to assist with stock selection, portfolio construction and risk control.

The subadviser seeks to manage volatility through the following methods:
  Analyzing outputs from its multifactor risk model and measurements of each stock’s risk relative to the overall risk of the equity markets (beta)
  Looking for companies that offer a combination of attractive yields, high dividend growth, a record of increasing dividends and the cash flow to support dividend payments
Both of these types of risk measures (statistical and fundamental) are used to assist the subadviser in constructing a portfolio of securities for the fund.

Additionally, elements of the subadviser’s multi-dimensional stock-ranking model are used to identify securities that the subadviser believes will have less volatility than the overall equity markets.

The portfolio managers are part of a team approach to research to improve the quantitative models, and thus the models are expected to evolve over time as changes are incorporated.
Legg Mason Batterymarch Managed Volatility International Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MAY 12, 2014
TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND, EACH DATED FEBRUARY 1, 2014

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Summary Prospectus and Prospectus:

Effective June 30, 2014, the fund will be renamed QS Batterymarch Managed Volatility International Dividend Fund.

Effective June 16, 2014, the sections of the Summary Prospectus and the Prospectus titled “Principal investment strategies” are replaced with the following text:

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund invests substantially all of its assets in securities of non-U.S. issuers, including issuers in emerging markets, and may invest in issuers of any market capitalization.

The subadviser typically emphasizes investments in stocks expected to pay dividends and favors stocks with lower volatility characteristics as identified by its proprietary security risk assessment process. Dividend-paying stocks are identified by using a combination of historical dividend payments and future dividend estimates from third party analyst databases, as available.

The subadviser pursues the fund’s investment objectives by implementing an investment strategy that utilizes proprietary quantitative investment models to assist with stock selection, portfolio construction and risk control.

The subadviser seeks to manage volatility through the following methods:
  Analyzing outputs from its multifactor risk model and measurements of each stock’s risk relative to the overall risk of the equity markets (beta)
  Looking for companies that offer a combination of attractive yields, high dividend growth, a record of increasing dividends and the cash flow to support dividend payments
Both of these types of risk measures (statistical and fundamental) are used to assist the subadviser in constructing a portfolio of securities for the fund.

Additionally, elements of the subadviser’s multi-dimensional stock-ranking model are used to identify securities that the subadviser believes will have less volatility than the overall equity markets.

The portfolio managers are part of a team approach to research to improve the quantitative models, and thus the models are expected to evolve over time as changes are incorporated.